Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Expenses for allowances on outstanding balances	€ 8,969	€ 0
Associated companies and joint ventures
Related parties
Revenues from Contracts/ Interest income	28,868	35,450	€ 21,136
Cost of revenue/ Interest expense	146	497
Other liabilities		5,635	1,780
Associated companies and joint ventures | Trade accounts receivables
Related parties
Receivables	2,643	2,984	2,015
Associated companies and joint ventures | Other financial assets
Related parties
Receivables	€ 153	6,435	184
Other related party companies
Related parties
Revenues from Contracts/ Interest income		32,961	20,699
Other related party companies | Trade accounts receivables
Related parties
Receivables		€ 6,492	€ 11,145